Revenue - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Copper	$ 797,297	$ 787,810
Gold	265,648	365,006
Silver	15,247	13,198
Revenue	1,078,192	1,166,014
Revenue from contracts with customers [member]
Disclosure of revenue [line items]
Copper	755,874	794,870
Gold	260,055	353,668
Silver	14,575	12,932
Revenue	1,030,504	1,161,470
Other revenue [member]
Disclosure of revenue [line items]
Copper	41,423	(7,060)
Gold	5,593	11,338
Silver	672	266
Revenue	$ 47,688	$ 4,544